Property, Plant and Equipment - Schedule of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 258,793	$ 54,333
Impairments	79,418
Ending balance	285,366	258,793
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	266,747	55,715
Business acquisitions		46,003
Additions	140,851	165,029
Transfers	0	0
Disposals	(41,682)
Ending balance	365,916	266,747
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,954	1,382
Depreciation	18,060	6,572
Transfers	0	0
Disposals	(24,882)
Impairments	79,418
Ending balance	80,550	7,954
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,339	1,038
Ending balance	1,349	5,339
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,339	1,038
Business acquisitions		4,301
Additions	0	0
Transfers	0	0
Disposals	(3,683)
Ending balance	1,656	5,339
Land | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Transfers	0	0
Disposals	0
Impairments	307
Ending balance	307	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	146,442	32,003
Transfers	8,189
Ending balance	151,237	146,442
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	150,834	32,536
Business acquisitions		18,855
Additions	24,432	11,365
Transfers	7,943	88,078
Disposals	(18,260)
Ending balance	164,949	150,834
Buildings | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,392	533
Depreciation	7,395	3,859
Transfers	0	0
Disposals	(17,081)
Impairments	19,006
Ending balance	13,712	4,392
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	497	197
Ending balance	23,430	497
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	627	206
Business acquisitions		0
Additions	1,395	421
Transfers	22,417	0
Disposals	0
Ending balance	24,439	627
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	130	9
Depreciation	879	121
Transfers	0	0
Disposals	0
Impairments	0
Ending balance	1,009	130
Cultivation and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,813	3,962
Transfers	12,941
Ending balance	24,770	39,813
Cultivation and production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,029	4,031
Business acquisitions		9,913
Additions	14,969	28,085
Transfers	(10,135)	0
Disposals	(13,402)
Ending balance	33,461	42,029
Cultivation and production equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,216	69
Depreciation	3,702	1,497
Transfers	271	650
Disposals	(7,435)
Impairments	9,937
Ending balance	8,691	2,216
Furniture, computers, vehicles and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,152	1,700
Ending balance	14,730	9,152
Furniture, computers, vehicles and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,368	2,471
Business acquisitions		648
Additions	9,404	7,249
Transfers	8	0
Disposals	(909)
Ending balance	18,871	10,368
Furniture, computers, vehicles and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,216	771
Depreciation	3,562	1,095
Transfers	(271)	(650)
Disposals	(366)
Impairments	0
Ending balance	4,141	1,216
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,550	15,433
Transfers	21,100
Ending balance	49,145	57,550
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,550	15,433
Business acquisitions		12,286
Additions	66,246	117,909
Transfers	(20,233)	(88,078)
Disposals	(5,428)
Ending balance	98,135	57,550
Construction in progress | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Transfers	0	0
Disposals	0
Impairments	48,990
Ending balance	48,890	0
Right-of-Use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	20,705	0
Right-of-Use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Business acquisitions		0
Additions	24,405	0
Transfers	0	0
Disposals	0
Ending balance	24,405	0
Right-of-Use assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	2,522	0
Transfers	0	0
Disposals	0
Impairments	1,178
Ending balance	$ 3,700	$ 0